Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	9 Months Ended		12 Months Ended
	May 08, 2023	May 05, 2021	Feb. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt and interest due date				March 2023		March 2023
Payments of owed amount of related party				$ 1,350,000		$ 1,150,000
Promissory note and interest paid						84,844
Advanced to related party				200,000		200,000
Recorded advances from founders				1,750,000
Advance from related party						1,095,000	$ 590,000
Advance to related party						1,100,000	$ 1,100,000
Payments for advances of related party			$ 1,100,000
Mr Huang and Mr Xu [Member]
Payments of owed amount of related party				200,000		1,300,000
Advanced to related party				1,350,000		1,900,000
Recorded advances from founders				$ 1,750,000		$ 600,000
Victor Huang and Derek Xu
Warrants shares issued	765,000
Proceeds from warrants shares	$ 2,136,115
Exercise price of warrants	$ 3.12
Fair market stock price	$ 3.33
Volatility rate	39.40%
Interest rate	3.41%
Intrinsic value of warrants	$ 321,300
Officers And Director [Member]
Bearing interest rate				5.00%	5.00%	5.00%	5.00%
Owed by related party						$ 110,000,000	$ 110,000,000
Assets sales		$ 75,000,000
Interest rate on notes		4.00%
Debt and interest due period				24 months		24 months
Payments of owed amount of related party			$ 110,000,000
Borrowings amount								$ 3,000,000
Promissory note and interest paid						$ 794,917
Founder Vehicle [Member]
Bearing interest rate				4.00%		4.00%
Assets sales				$ 8,000,000		$ 8,000,000
Net loss				31,721		31,721
Notes receivable-related parties				$ 83,000,000		$ 83,000,000
Accrued interest rate				4.00%		4.00%
Accrued interest amount						$ 8,484,400	$ 2,458,500